JULIUS BAER INVESTMENT
                                     FUNDS

                         Julius Baer Global Income Fund

                   SUPPLEMENT DATED DECEMBER 18, 2002 TO THE
                       PROSPECTUS DATED FEBRUARY 28, 2002


________________________________________________________________________________


EFFECTIVE JANUARY 1, 2003, IN THE PROSPECTUS, THE FIFTH PARAGRAPH OF THE SECTION "THE FUND'S INVESTMENT STRATEGIES" ON PAGE 15 IS DELETED AND REPLACED WITH THE
FOLLOWING:

The Fund will invest in fixed-income securities rated at the time of purchase "Baa" or better by Moody's Investor Service, Inc. or "BBB" by Standard & Poor's Rating Service. If a security is downgraded below "Baa" or "BBB" the Adviser intends to dispose of the security within a reasonable period. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality.

                             JULIUS BAER INVESTMENT
                                     FUNDS

                         Julius Baer Global Income Fund

                   SUPPLEMENT DATED DECEMBER 18, 2002 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED FEBRUARY 28, 2002


________________________________________________________________________________


EFFECTIVE JANUARY 1, 2003, IN THE STATEMENT OF ADDITIONAL INFORMATION, THE SECOND PARAGRAPH OF THE SECTION "PORTFOLIO INVESTMENTS" ON PAGE 3 IS REPLACED WITH THE FOLLOWING:

In selecting particular investments for the Income Fund, Julius Baer Investment Management Inc. (the "Adviser") will seek to mitigate investment risk by limiting its investments to quality fixed-income securities. The Income Fund may not invest in governmental or corporate bonds rated at the time of purchase below "Baa" or better by Moody's Investor Service, Inc. or "BBB" by Standard & Poor's Rating Service, a division of McGraw-Hill Companies ("S&P"). The Income Fund may invest in securities with equivalent ratings from another recognized rating agency and non-rated issues that are determined by the Adviser to have financial characteristics that are comparable and that are otherwise similar in quality to the rated issues it purchases. If a security is downgraded below the minimum rating necessary for investment by the Income Fund, the Income Fund will consider disposing of the security within a reasonable time period. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality. For a description of the rating systems of Moody's and S&P, see the Appendix to this SAI.